Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	Income tax expense was comprised of the following:

	2015	2014
Current
Federal	$—	$—
State	(14,041)	2,400
	$(14,041)	$2,400
Deferred
Federal	$—	$—
State	—	—
	$—	$—
Expense	$(14,041)	$2,400

Reconciliation
A reconciliation of the statutory federal income tax rate to the effective tax rate for the years ended December 31 was as follows:

	2015	2014
Statutory federal income tax rate	34%	34%
State income taxes (net of federal benefit)	0	5.83
Loss on extinguishment of notes	0	(12.44)
Stock compensation	(1.37)	(0.31)
Other permanent differences	(0.04)	0.11
True ups	(10.20)	12.3
Change in valuation allowance	(22.27)	(39.5)
Total	0.12%	(0.01)%

Deferred tax effects
The components of the net deferred tax assets and liabilities are as follows:

	2015	2014
Deferred Tax Assets:
Accrued Liabilities	$1,361,612	$722,899
Intangibles	2,476,386	3,115,849
Fixed Assets	6,686	2,988
NOL Carryforwards	10,331,722	7,773,560
Inventory Reserve	—	3,705
Allowance for Doubtful Accounts	7,599	16,281
Gross Deferred Tax Asset	14,184,005	11,635,282
Valuation Allowance	(14,052,737)	(11,436,475)
Net Deferred Tax Assets	131,268	198,807
Deferred Tax Liabilities:
Acquired Contracts Intangibles	(131,268)	(198,807)
Gross Deferred Liabilities	(131,268)	(198,807)
Net Deferred Tax Assets (Liabilities)	$—	$—